Debt - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Riverfront permanent loan	$ 89,964	$ 88,925
Long-term debt, current and non-current	89,964	88,925
Less portion due within one year	0	0
Total long term debt	$ 89,964	$ 88,925